AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 100.1%
Common Stocks
Aerospace & Defense — 4.4%
Northrop Grumman Corp.	69,930	$22,632,145
Raytheon Technologies Corp.	690,080	53,322,482
		75,954,627
Air Freight & Logistics — 2.5%
United Parcel Service, Inc. (Class B Stock)	248,772	42,288,752
Banks — 6.7%
Bank of America Corp.	918,532	35,538,003
JPMorgan Chase & Co.	217,551	33,117,789
PNC Financial Services Group, Inc. (The)	153,586	26,940,520
U.S. Bancorp	345,368	19,102,304
		114,698,616
Beverages — 2.1%
Coca-Cola Co. (The)	666,890	35,151,772
Capital Markets — 4.6%
Apollo Global Management, Inc.	671,285	31,557,108
Blackstone Group, Inc. (The)	640,459	47,733,409
		79,290,517
Chemicals — 7.3%
Ecolab, Inc.	155,214	33,226,661
Linde PLC (United Kingdom)	156,934	43,963,491
PPG Industries, Inc.	322,125	48,402,502
		125,592,654
Commercial Services & Supplies — 2.1%
Waste Management, Inc.	284,916	36,759,862
Construction Materials — 1.9%
Vulcan Materials Co.	191,858	32,376,038
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	529,440	30,786,936
Electric Utilities — 3.1%
Edison International	432,493	25,344,090
NextEra Energy, Inc.	371,172	28,064,315
		53,408,405
Entertainment — 2.1%
Walt Disney Co. (The)*	193,271	35,662,365
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	123,970	29,636,268
Boston Properties, Inc.	134,530	13,622,508
		43,258,776
Food & Staples Retailing — 0.7%
Walmart, Inc.	89,172	12,112,233
Food Products — 3.9%
Mondelez International, Inc. (Class A Stock)	602,770	35,280,128
Nestle SA (Switzerland), ADR	285,075	31,788,713
		67,068,841
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 1.4%
Becton, Dickinson & Co.	97,710	$23,758,187
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	95,263	35,444,504
Household Products — 2.1%
Procter & Gamble Co. (The)	267,517	36,229,827
Insurance — 5.7%
American International Group, Inc.	645,895	29,846,808
MetLife, Inc.	570,968	34,709,144
Travelers Cos., Inc. (The)	218,657	32,886,013
		97,441,965
IT Services — 4.6%
Cognizant Technology Solutions Corp. (Class A Stock)	104,120	8,133,854
Mastercard, Inc. (Class A Stock)	94,971	33,814,425
Visa, Inc. (Class A Stock)(a)	171,671	36,347,901
		78,296,180
Machinery — 0.6%
Otis Worldwide Corp.	140,742	9,633,790
Media — 3.6%
Comcast Corp. (Class A Stock)	1,139,681	61,668,139
Multi-Utilities — 3.4%
Public Service Enterprise Group, Inc.	355,710	21,417,299
Sempra Energy	158,300	20,987,414
WEC Energy Group, Inc.	170,303	15,938,658
		58,343,371
Oil, Gas & Consumable Fuels — 4.4%
Enbridge, Inc. (Canada)	732,559	26,665,147
Pioneer Natural Resources Co.	58,300	9,259,206
Williams Cos., Inc. (The)	1,682,872	39,867,238
		75,791,591
Pharmaceuticals — 7.4%
Johnson & Johnson	242,320	39,825,292
Merck & Co., Inc.	495,881	38,227,466
Pfizer, Inc.	668,713	24,227,472
Zoetis, Inc.	160,549	25,283,257
		127,563,487
Road & Rail — 2.1%
Union Pacific Corp.	164,141	36,178,318
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom, Inc.	33,830	15,685,618
NXP Semiconductors NV (Netherlands)	39,440	7,940,849
Texas Instruments, Inc.	196,726	37,179,247
		60,805,714
Software — 6.2%
Microsoft Corp.	367,607	86,670,702
Oracle Corp.	284,100	19,935,297
		106,605,999
A1

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.4%
Home Depot, Inc. (The)	135,083	$41,234,086
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	686,030	83,798,565

Total Long-Term Investments (cost $1,336,509,624)		1,717,204,117
Short-Term Investments — 1.2%
Affiliated Mutual Fund — 1.1%
PGIM Institutional Money Market Fund (cost $19,562,296; includes $19,560,146 of cash collateral for securities on loan)(b)(w)	19,570,888	19,561,102
Unaffiliated Fund — 0.1%
Fidelity Government Portfolio, (Institutional Shares)	1,377,803	1,377,803
(cost $1,377,803)

Total Short-Term Investments (cost $20,940,099)		20,938,905

TOTAL INVESTMENTS—101.3% (cost $1,357,449,723)		1,738,143,022

Liabilities in excess of other assets — (1.3)%		(22,863,363)

Net Assets — 100.0%		$1,715,279,659

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,140,392; cash collateral of $19,560,146 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2